Reserve for Insurance Claims and Claim Expenses	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Reserves for Insurance Claims and Claim Expenses	Reserves for Insurance Claims and Claim Expenses
We hold gross reserves in an amount equal to the estimated liability for insurance claims and claim expenses related to defaults on insured mortgage loans. A loan is considered to be in “default” as of the payment date at which a borrower has missed the preceding two or more consecutive monthly payments. We establish reserves for loans that have been reported to us in default by servicers, referred to as case reserves, and additional loans that we estimate (based on actuarial review and other factors) to be in default that have not yet been reported to us by servicers, referred to as IBNR reserves. We also establish reserves for claim expenses, which represent the estimated cost of the claim administration process, including legal and other fees, as well as other general expenses of administering the claim settlement process. As of December 31, 2023, we held gross reserves for insurance claims and claim expenses of $124.0 million. During the year ended December 31, 2023, we paid 199 claims totaling $5.2 million, including 186 claims covered under the QSR Transactions representing $1.0 million of ceded claims and claim expenses.
We had 5,099 loans in default in our primary insured portfolio as of December 31, 2023, which represented a 0.81% default rate against 629,690 total policies in-force and 4,449 loans in default in our primary portfolio as of December 31, 2022, which represented a 0.75% default rate against 594,142 total policies in-force. The size of the reserve we establish for each defaulted loan (and by extension our aggregate reserve for claims and claim expenses) reflects our best estimate of the future claim payment to be made for each individual loan in default. Our future claims exposure is a function of the number of defaulted loans that progress to claim payment (which we refer to as frequency) and the amount to be paid to settle such claims (which we refer to as severity). Our estimates of claims frequency and severity are not formulaic, rather they are broadly synthesized based on historical observed experience for similarly situated loans and assumptions about future macroeconomic factors.
The following table provides a reconciliation of the beginning and ending gross reserve balances for primary insurance claims and claim expenses (benefits):

	For the years ended December 31,
	2023	2022	2021
	(In Thousands)
Beginning balance	$99,836	$103,551	$90,567
Less reinsurance recoverables (1)	(21,587)	(20,320)	(17,608)
Beginning balance, net of reinsurance recoverables	78,249	83,231	72,959

Add claims incurred:
Claims and claim expenses (benefits) incurred:
Current year (2)	78,285	45,168	23,433
Prior years (3)	(56,390)	(48,762)	(11,128)
Total claims and claim expenses (benefits) incurred (4)	21,895	(3,594)	12,305

Less claims paid:
Claims and claim expenses paid:
Current year (2)	600	74	16
Prior years (3)	3,575	1,314	2,017
Reinsurance terminations	(491)	—	—
Total claims and claim expenses paid	3,684	1,388	2,033

Reserve at end of period, net of reinsurance recoverables	96,460	78,249	83,231
Add reinsurance recoverables (1)	27,514	21,587	20,320
Ending balance	$123,974	$99,836	$103,551
(1)    Related to ceded losses recoverable under the QSR Transactions. See Note 6, “Reinsurance” for additional information.
(2)    Related to insured loans with their most recent defaults occurring in the current year. For example, if a loan defaulted in a prior year and subsequently cured and later re-defaulted in the current year, the default would be included in the current year. Amounts are presented net of reinsurance and included $70.6 million attributed to net case reserves and $6.3 million attributed to net IBNR reserves for the year ended December 31, 2023, $39.9 million attributed to net case reserves and $4.5 million attributed to net IBNR reserves for the year ended December 31, 2022, and $18.1 million attributed to net case reserves and $4.7 million attributed to net IBNR reserves for the year ended December 31, 2021.
(3)    Related to insured loans with defaults occurring in prior years, which have been continuously in default before the start of the current year. Amounts are presented net of reinsurance and included $50.9 million attributed to net case reserves and $4.5 million attributed to net IBNR reserves for the year ended December 31, 2023, $42.5 million attributed to net case reserves and $4.7 million attributed to net IBNR reserves for the year ended December 31, 2022, and $6.3 million attributed to net case reserves and $5.0 million attributed to net IBNR reserves for the year ended December 31, 2021.
(4)    Excludes a $0.7 million termination fee for the year ended December 31, 2023 incurred in connection with the amendment of the 2020 QSR Transaction.

The “claims incurred” section of the table above shows claims and claim expenses (benefits) incurred on defaults occurring in current and prior years, including IBNR reserves, and is presented net of reinsurance. The amount of claims incurred relating to current year defaults increased during the year ended December 31, 2023, compared to the years ended December 31, 2022 and 2021, primarily due to an increase in the average case reserve established against newly defaulted loans, as well as an increase in the total number of new delinquencies emerging during the period tied to the growth and natural seasoning of our portfolio. Our provision for claims and claim expenses during the years ended December 31, 2023, 2022 and 2021 benefited from favorable development on prior year defaults. We recognized $56.4 million, $48.8 million and $11.1 million of favorable prior year development during the years ended December 31, 2023, 2022 and 2021, respectively, primarily due to cure activity and ongoing analysis of recent loss development trends. We may increase or decrease our claim estimates and reserves as we learn additional information about individual defaulted loans, and continue to observe and analyze loss development trends in our portfolio. Gross reserves of $24.0 million related to prior year defaults remained as of December 31, 2023.
The following tables provide claim development data by accident year (or the year in which a default has occurred) and a reconciliation to the reserve for insurance claims and claim expenses. The information about net incurred losses and paid claims development for the years ended prior to 2023 is presented as supplementary information.

	Cumulative Incurred Claims and Allocated Claims Adjustment Expenses, net of Reinsurance (1)										As of December 31, 2023
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total of IBNR	Defaults (2)
	Unaudited
($ In Thousands)
2014	$83	$34	$4	$4	$4	$4	$4	$4	$4	$4	$—	—
2015		699	664	743	764	894	894	894	894	894	—	—
2016			2,394	1,568	1,790	1,934	1,936	1,930	1,893	1,986	1	1
2017				6,028	3,475	3,570	3,807	3,716	3,718	3,712	4	2
2018					7,779	5,271	4,709	4,533	4,282	4,312	15	11
2019						14,391	7,229	5,781	4,604	4,606	74	40
2020							65,769	56,154	18,862	7,472	315	164
2021								22,847	14,337	4,092	501	139
2022									44,334	11,023	733	522
2023										76,967	4,694	4,220
									Total	$115,068	$6,337	5,099
(1)    Amounts include case and IBNR reserves.
(2)    Number of defaults outstanding as of December 31, 2023.

	Cumulative Paid Claims and Claims Adjustment Expenses, net of Reinsurance
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	Unaudited
	(In Thousands)
2014	$—	$4	$4	$4	$4	$4	$4	$4	$4	$4
2015		50	246	684	720	804	894	894	894	894
2016			171	890	1,596	1,826	1,827	1,877	1,878	1,978
2017				27	1,655	2,925	3,494	3,640	3,655	3,661
2018					130	1,981	3,537	3,780	3,909	4,116
2019						69	2,368	3,212	3,534	3,621
2020							586	1,320	1,909	3,265
2021								16	274	914
2022									74	1,252
2023										600
									Total	$20,305

Reconciliation of Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Claim Adjustment Expenses
(In Thousands)
As of December 31, 2023
Cumulative Incurred Claims and Allocated Claims Adjustment Expenses, net of Reinsurance	$115,068
Cumulative Paid Claims and Claims Adjustment Expenses, net of Reinsurance	(20,305)
All outstanding liabilities before 2014, net of reinsurance	—
Liabilities for unpaid claims and allocated claims adjustment expenses, net of reinsurance	94,763
Reinsurance recoverable on unpaid claims	27,514
Unallocated claims adjustment expenses	1,697
Total gross liability for unpaid claims and claim adjustment expenses	$123,974
The following is supplementary information shows the average percentage of claims and allocated claims adjustment expenses paid in the years following the incurrence of a claim as of December 31, 2023:

	Average annual percentage payout of incurred claims and allocated claims adjustment expenses by age, net of reinsurance (unaudited)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Claims duration disclosure	3%	36%	25%	9%	3%	4%	0%	2%	0%	0%